Share Capital - Additional Information (Details)				1 Months Ended							6 Months Ended		9 Months Ended
	Oct. 12, 2018 shares	Jan. 01, 2018 shares	Apr. 19, 2017 shares	Oct. 31, 2018 USD ($)	Aug. 31, 2018 USD ($) shares	Jul. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2018 USD ($) $ / shares shares	Jan. 31, 2018 USD ($) $ / shares shares	May 31, 2017 USD ($) $ / shares shares	Mar. 31, 2017 shares	Dec. 31, 2018	Jun. 30, 2018 shares	Mar. 31, 2019	Sep. 30, 2018 USD ($) $ / shares shares	Sep. 30, 2017 USD ($) shares
Class Of Stock [Line Items]
Share split, conversion ratio			3.2
Issuance of ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 shares held immediately prior to share split | shares			2.2
Stock split description														On April 19, 2017, the Company’s board of directors and shareholders approved an aggregate 3.2for-1 share split of the Company’s ordinary, Preferred A and Preferred A-1 shares. The share split was effected on April 19, 2017 by the issuance of 2.2 ordinary shares for each outstanding ordinary, Preferred A and Preferred A-1 share held immediately prior to the share split.
Exercise of option to ordinary shares conversion ratio														1
Board of Directors
Class Of Stock [Line Items]
Exercise of option to ordinary shares conversion ratio							1
2017 Equity Incentive Plan
Class Of Stock [Line Items]
Maximum number of ordinary share issuable under the 2017 incentive plan | shares		1,650,167								1,400,000		3,550,167
Number of ordinary shares reserved for issuance, percentage												12.00%
Increase in number of ordinary share issuable under the 2017 incentive plan | shares		250,167
Options | Executive Management and Employees
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants | shares														900,000
Stock option exercise prices ranging lower limit | $ / shares														$ 38.64
Stock option exercise prices ranging upper limit | $ / shares														$ 59.23
Stock options and restricted stock units vesting period														3 years
Estimated fair value of options granted | $														$ 30,033,000
Compensation expiration period														10 years
Options | Chairman of Board of Directors
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants | shares							10,000	40,000				10,000
Exercise of option to ordinary shares conversion ratio								1
Stock options and restricted stock units vesting period								1 year
Estimated fair value of options granted | $								$ 1,392,000
Compensation expiration period								10 years
Stock option exercise | $ / shares								$ 43.67
Options | Consultants
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants | shares							10,000	30,000				10,000
Exercise of option to ordinary shares conversion ratio							1	1
Stock options and restricted stock units vesting period								1 year
Estimated fair value of options granted | $														$ 367,000
Compensation expiration period							10 years	10 years
Stock option exercise | $ / shares							$ 59.23	$ 43.67
Estimated remaining fair value of options granted | $														$ 95,000
Options | Consultants | Scenario Forecast
Class Of Stock [Line Items]
Option vest percentage											50.00%		50.00%
Options | Board of Directors
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants | shares							60,000					60,000
Stock options and restricted stock units vesting period							1 year
Estimated fair value of options granted | $							$ 2,882,000
Compensation expiration period							10 years
Stock option exercise | $ / shares							$ 59.23
Options | Board of Directors | General and Administrative Expenses
Class Of Stock [Line Items]
Estimated fair value of options granted | $							$ 2,324,000
Options | Board of Directors | Research and Development and General and Administrative Expenses
Class Of Stock [Line Items]
Estimated fair value of options granted | $					$ 4,657,000
Options | Director
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants | shares						50,000	10,000					10,000
Exercise of option to ordinary shares conversion ratio						1
Stock options and restricted stock units vesting period						3 years
Estimated fair value of options granted | $						$ 2,000,000
Compensation expiration period						10 years
Stock option exercise | $ / shares						$ 49.40
Restricted Stock Units (RSUs) | Executive Management and Employees
Class Of Stock [Line Items]
Number of stock options and restricted stock units approved for grants | shares														111,493
Stock options and restricted stock units vesting period														3 years
Compensation expiration period														10 years
Estimated fair value of RSU granted | $														$ 5,460,000
Restricted Stock Units (RSUs) | Senior Executive
Class Of Stock [Line Items]
Estimated fair value of RSU granted | $					$ 0
Share-based compensation arrangement by share-based payment award, granted | shares					10,466
Ordinary Shares
Class Of Stock [Line Items]
Exercise of options into ordinary shares, shares | shares														667,941	170,816
Ordinary Shares | Subsequent Event | 2017 Equity Incentive Plan
Class Of Stock [Line Items]
Maximum number of ordinary share issuable under the 2017 incentive plan | shares	1,900,000
Ordinary Shares | Subsequent Event | Jeffries, LLC | Open Market Sales Agreement
Class Of Stock [Line Items]
Aggregate public offering price registered | $				$ 100,000,000
Maximum | Ordinary Shares | Subsequent Event
Class Of Stock [Line Items]
Aggregate public offering price registered | $				$ 250,000,000
Minimum | 2017 Equity Incentive Plan
Class Of Stock [Line Items]
Exercise price of stock option as percentage of fair market value on the date of grant														100.00%
IPO
Class Of Stock [Line Items]
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $														$ 64,193,000	$ 60,772,000
IPO | Ordinary Shares
Class Of Stock [Line Items]
Issuance of ordinary shares, shares | shares														1,682,926	5,144,378
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $														$ 5,000	$ 15,000
IPO | Nasdaq
Class Of Stock [Line Items]
Issuance of ordinary shares, shares | shares									5,144,378
Issuance of ordinary shares, price per share | $ / shares									$ 13.00
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $									$ 60,800,000
Follow-on Public Offering | Nasdaq
Class Of Stock [Line Items]
Issuance of ordinary shares, shares | shares								1,682,926
Issuance of ordinary shares, price per share | $ / shares								$ 41.00						$ 41.00
Issuance of ordinary shares, consideration received net of underwriting discounts and commissions and issuance costs | $								$ 64,200,000
Additional ordinary shares exercised under underwriters option to purchase at the public offering price | shares								219,512